UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-5235

        Nuveen California Municipal Value Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Municipal Value Fund, Inc. (NCA)
	May 31, 2006
Principal		Optional Call
Amount (000)	Description	Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.3%
$ 630	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$609,279
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
2,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	2,707,975
	Bonds, Series 2003A-1, 6.250%, 6/01/33

3,130	Total Consumer Staples			3,317,254

	Education and Civic Organizations – 0.8%
140	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	140,872
	2005A, 5.000%, 10/01/35
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
95	5.000%, 11/01/21 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	98,204
125	5.000%, 11/01/25 (WI/DD, Settling 6/01/06)	11/15 at 100.00	A2	128,349
1,500	California Statewide Community Development Authority, Certificates of Participation, San Diego	12/06 at 105.00	N/R	1,589,640
	Space and Science Foundation, Series 1996, 7.500%, 12/01/26

1,860	Total Education and Civic Organizations			1,957,065

	Health Care – 7.3%
825	Arcadia, California, Hospital Revenue Bonds, Methodist Hospital of Southern California, Series	11/06 at 100.00	BBB+	826,403
	1992, 6.500%, 11/15/12
940	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	948,864
	Series 2005, 5.000%, 11/15/34
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
250	5.250%, 7/01/24	7/15 at 100.00	BBB+	256,710
530	5.250%, 7/01/35	7/15 at 100.00	BBB+	541,109
4,380	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	4,399,798
	Series 2006, 5.000%, 3/01/41 (WI/DD, Settling 6/08/06)
2,710	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	2,856,638
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
5,000	Central California Joint Powers Health Finance Authority, Certificates of Participation,	2/10 at 101.00	Baa2	5,189,050
	Community Hospitals of Central California Obligated Group, Series 2000, 6.000%, 2/01/30
1,440	Stockton, California, Health Facility Revenue Bonds, Dameron Hospital Association, Series	12/07 at 102.00	BBB+	1,482,638
	1997A, 5.300%, 12/01/08
1,730	West Contra Costa Healthcare District, California, Certificates of Participation, Series 2004,	7/14 at 100.00	AAA	1,857,622
	5.375%, 7/01/21 – AMBAC Insured

17,805	Total Health Care			18,358,832

	Housing/Multifamily – 5.2%
3,350	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	BBB	3,477,602
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.400%, 8/15/30
	(Mandatory put 8/15/08) (Alternative Minimum Tax)
2,565	California Statewide Community Development Authority, Multifamily Housing Revenue Bonds,	7/09 at 102.00	N/R	2,664,779
	Harbor City Lights, Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)
5,000	California Statewide Community Development Authority, Multifamily Housing Revenue Refunding	No Opt. Call	BBB+	5,092,750
	Bonds, Archstone Communities Trust, Archstone Pelican Point Apartments, Series 1999H, 5.300%,
	6/01/29 (Mandatory put 6/01/08)
475	Riverside County, California, Subordinate Lien Mobile Home Park Revenue Bonds, Bravo Mobile	10/06 at 100.00	N/R	475,295
	Home Park Project, Series 1999B, 6.500%, 3/20/29
1,440	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile	7/08 at 102.00	N/R	1,498,406
	Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28

12,830	Total Housing/Multifamily			13,208,832

	Housing/Single Family – 0.0%
10	California Rural Home Mortgage Finance Authority, GNMA Collateralized Single Family Mortgage	No Opt. Call	Aaa	10,049
	Revenue Bonds, Series 1993A-2, 7.950%, 12/01/24 (Alternative Minimum Tax)
80	California Rural Home Mortgage Finance Authority, Mortgage-Backed Securities Program Single	No Opt. Call	AAA	81,830
	Family Mortgage Revenue Bonds, Series 1997D, 6.700%, 5/01/29 (Alternative Minimum Tax)

90	Total Housing/Single Family			91,879

	Industrials – 0.8%
1,000	California Municipal Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	BBB	998,950
	Inc., Series 2004, 4.100%, 9/01/14 (Mandatory put 9/01/09) (Alternative Minimum Tax)
1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	1,007,840
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)

2,000	Total Industrials			2,006,790

	Long-Term Care – 4.5%
	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Revenue Bonds,
	Elder Care Alliance of Union City, Series 2004:
1,850	5.400%, 8/15/24	8/14 at 100.00	A	1,920,226
2,130	5.600%, 8/15/34	8/14 at 100.00	A	2,226,212
2,720	ABAG Finance Authority for Non-Profit Corporations, California, Certificates of Participation,	10/07 at 102.00	BB+	2,728,323
	American Baptist Homes of the West, Series 1997A, 5.750%, 10/01/17
2,830	California Statewide Community Development Authority, Certificates of Participation, Internext	4/09 at 101.00	BBB	2,866,394
	Group, Series 1999, 5.375%, 4/01/17
1,500	Riverside County Public Financing Authority, California, Certificates of Participation, Air	5/09 at 101.00	BBB–	1,547,985
	Force Village West, Series 1999, 5.750%, 5/15/19

11,030	Total Long-Term Care			11,289,140

	Tax Obligation/General – 11.4%
	California, General Obligation Bonds, Series 2004:
500	5.000%, 2/01/20	2/14 at 100.00	A	518,490
5,200	5.000%, 2/01/21	2/14 at 100.00	A	5,382,052
2,850	5.250%, 4/01/34	4/14 at 100.00	A	2,971,068
1,000	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	1,038,970
	2002A, 5.000%, 8/01/21 – FGIC Insured
3,200	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	3,329,664
	5.000%, 7/01/22 – FSA Insured
1,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006F,	7/16 at 100.00	AAA	1,570,740
	5.000%, 7/01/24 – FGIC Insured
1,845	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series	8/08 at 101.00	AAA	1,909,169
	2001, 5.125%, 8/01/21 – FSA Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
360	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	374,335
380	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	394,265
2,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	AAA	2,243,600
	MBIA Insured
5,000	San Diego Unified School District, California, General Obligation Bonds, Series 2004F, 5.000%,	7/14 at 100.00	AAA	5,159,100
	7/01/29 – FSA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
285	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	297,309
415	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	431,007
1,500	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	AAA	1,557,990
	Bonds, Series 2003, 5.000%, 8/01/23 – FSA Insured
1,460	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	1,526,912
	Bonds, Series 2003B, 5.000%, 8/01/20 – FSA Insured

27,495	Total Tax Obligation/General			28,704,671

	Tax Obligation/Limited – 28.3%
	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,
	Series 2003:
3,000	5.500%, 10/01/23 – RAAI Insured	10/13 at 100.00	AA	3,200,850
1,000	5.625%, 10/01/33 – RAAI Insured	10/13 at 100.00	AA	1,064,400
	Burbank Redevelopment Agency, California, Tax Allocation Bonds, Golden State Redevelopment
	Project, Series 2003:
1,700	5.625%, 12/01/28 – FGIC Insured	12/13 at 100.00	AAA	1,852,422
5,010	5.750%, 12/01/33 – FGIC Insured	12/13 at 100.00	AAA	5,502,483
2,400	Calexico Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Central	8/13 at 102.00	AAA	2,477,352
	Business and Residential District Project, Series 2003C, 5.000%, 8/01/28 – AMBAC Insured
1,790	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA–	1,908,068
2,800	Commerce Community Development Commission, California, Subordinate Lien Tax Allocation	8/07 at 102.00	N/R	2,904,888
	Refunding Bonds, Redevelopment Project 1, Series 1997B, 6.000%, 8/01/21
1,855	Duarte Redevelopment Agency, California, Tax Allocation Refunding Bonds, Amended Davis	9/07 at 102.00	N/R	1,932,632
	Addition Project Area, Series 1997A, 6.700%, 9/01/14
260	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	271,833
	5.000%, 9/01/20 – XLCA Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
160	5.000%, 9/01/26	9/06 at 103.00	N/R	160,944
375	5.125%, 9/01/36	9/06 at 103.00	N/R	375,116
2,500	Kern County Board of Education, California, Certificates of Participation, Series 2006A,	6/16 at 100.00	AAA	2,576,400
	5.000%, 6/01/31 – MBIA Insured
2,750	Los Angeles County Schools, California, Certificates of Participation, Pooled Financing Program,	9/13 at 100.00	AAA	2,822,930
	Regionalized Business Services Corporation, Series 2003A, 5.000%, 9/01/28 – FSA Insured
3,665	Milpitas, California, Local Improvement District 20 Limited Obligation Bonds, Series 1998A,	9/06 at 103.00	N/R	3,782,940
	5.650%, 9/02/13
	Modesto Schools Infrastructure Financing Agency, Stanislaus County, California, Special Tax
	Revenue Bonds, Series 2004:
1,045	5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	AAA	1,113,646
1,145	5.250%, 9/01/23 – AMBAC Insured	9/14 at 100.00	AAA	1,219,391
1,255	5.250%, 9/01/24 – AMBAC Insured	9/14 at 100.00	AAA	1,334,743
420	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	AAA	457,825
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
8,000	Palmdale Elementary School District, Los Angeles County, California, Special Tax Bonds,	8/09 at 101.00	AAA	8,548,640
	Community Facilities District 90-1, Series 1999, 5.800%, 8/01/29 – FSA Insured
290	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	296,554
	2005A, 5.000%, 9/01/35 – XLCA Insured
615	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	629,004
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
5,000	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2004A,	10/14 at 100.00	AAA	5,096,250
	5.000%, 10/01/37 – XLCA Insured
3,130	San Francisco Redevelopment Agency, California, Lease Revenue Bonds, Moscone Convention	7/11 at 102.00	AAA	3,323,152
	Center, Series 2004, 5.250%, 7/01/23 – AMBAC Insured
2,750	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AAA	2,864,208
	Project, Series 2001F, 5.000%, 9/01/20 – MBIA Insured
1,700	Shafter Joint Powers Financing Authority, California, Lease Revenue Bonds, Community	1/07 at 101.00	A–	1,735,683
	Correctional Facility Acquisition Project, Series 1997A, 5.950%, 1/01/11
1,000	Simi Valley, California, Certificates of Participation, Series 2004, 5.000%, 9/01/24 –	9/14 at 100.00	AAA	1,035,820
	AMBAC Insured
1,925	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	Aaa	1,992,799
	Series 2006, 5.000%, 9/01/26 – FGIC Insured
3,845	Ventura County Superintendent of Schools, California, Certificates Participation, Series 2003,	12/11 at 100.00	AAA	3,929,282
	5.000%, 12/01/27 – AMBAC Insured
3,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB	3,286,860
	6.500%, 10/01/24
1,300	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	AA	1,331,057
	10/01/33 – RAAI Insured
2,570	Vista Joint Powers Financing Authority, California, Special Tax Lease Revenue Refunding Bonds,	9/06 at 101.00	N/R	2,595,906
	Community Facilities District 90-2, Series 1997A, 5.875%, 9/01/20

68,255	Total Tax Obligation/Limited			71,624,078

	Transportation – 3.5%
2,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,585,225
	2006, 5.000%, 4/01/31
5,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	4,804,415
	Bonds, Series 1999, 0.000%, 1/15/27
1,250	Fresno, California, Airport Revenue Bonds, Series 2000A, 5.500%, 7/01/30 – FSA Insured	7/10 at 101.00	AAA	1,332,038
240	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/14 at 102.00	N/R	240,372
	Bonds, Series 2006, 5.550%, 7/01/28 (Alternative Minimum Tax)

9,490	Total Transportation			8,962,050

	U.S. Guaranteed – 29.2% (3)
2,400	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/12 at 100.00	Baa3 (3)	2,595,144
	County Tobacco Funding Corporation, Series 2002B, 5.500%, 6/01/30 (Pre-refunded 6/01/12)
4,500	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	4,867,065
	5/01/18 (Pre-refunded 5/01/12)
3,115	California Educational Facilities Authority, Revenue Bonds, Pooled College and University	6/10 at 101.00	Baa3 (3)	3,485,997
	Projects, Series 2000C, 6.750%, 6/01/30 (ETM)
12,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (3)	13,058,877
	Series 1999A, 6.125%, 12/01/30 (Pre-refunded 12/01/09)
4,000	California State Public Works Board, Lease Revenue Bonds, Department of Health Services,	11/09 at 101.00	AAA	4,304,760
	Series 1999A, 5.750%, 11/01/24 (Pre-refunded 11/01/09) – MBIA Insured
290	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	8/08 at 102.00	AAA	303,775
	System, Series 1998A, 5.000%, 8/01/22 (Pre-refunded 8/01/08) – AMBAC Insured
6,260	California, Various Purpose General Obligation Bonds, Series 2000, 5.750%, 3/01/27	3/10 at 101.00	AAA	6,779,142
	(Pre-refunded 3/01/10) – MBIA Insured
2,000	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/09 at 102.00	N/R (3)	2,161,640
	Facilities District 98-2 – Ladera, Series 1999, 5.750%, 9/01/29 (Pre-refunded 9/01/09)
2,065	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	AAA	2,757,374
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Bonds, Series 2003B:
3,800	5.500%, 6/01/33 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	4,178,594
3,000	5.625%, 6/01/38 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,321,720
1,475	Long Beach Community College District, California, General Obligation Bonds, Series 2003A,	5/13 at 100.00	AAA	1,582,837
	5.000%, 5/01/28 (Pre-refunded 5/01/13) – MBIA Insured
2,500	Los Angeles Community Redevelopment Agency, California, Tax Allocation Refunding Bonds,	7/06 at 100.00	BBB (3)	2,584,500
	Central Business District Redevelopment Project, Series 1987G, 6.750%, 7/01/10 (ETM)
4,188	Merced Irrigation District, California, Subordinated Revenue Certificates of Participation,	3/08 at 102.00	AAA	4,504,445
	Electric System Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded 3/01/08)
8,565	Palmdale, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	5,229,275
	Bonds, Series 1988A, 0.000%, 3/01/17 (ETM)
3,300	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	3,573,306
	7/01/36 (Pre-refunded 7/01/12)
20,415	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	8,624,317
	Mortgage Revenue Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative Minimum Tax) (ETM)

83,873	Total U.S. Guaranteed			73,912,768

	Utilities – 3.1%
2,740	California Statewide Community Development Authority, Certificates of Participation Refunding,	6/06 at 101.50	N/R	2,782,388
	Rio Bravo Fresno Project, Series 1999A, 6.300%, 12/01/18
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	519,425
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
605	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	627,512
	9/01/31 – XLCA Insured
3,470	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	6/10 at 101.00	Baa3	3,787,921
	Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26
	(Alternative Minimum Tax)

7,315	Total Utilities			7,717,246

	Water and Sewer – 5.5%
1,500	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/15 at 100.00	AAA	1,570,260
	Series 2005AD, 5.000%, 12/01/22 – FSA Insured
410	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	422,665
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
500	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	519,460
	Capital Projects, Series 2003A, 5.000%, 10/01/23 – FSA Insured
820	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	853,923
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
5,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	5,263,200
	5.250%, 2/01/27 – FGIC Insured
1,580	San Diego County Water Authority, California, Water Revenue Refunding Certificates of	5/12 at 101.00	AAA	1,629,770
	Participation, Series 2002A, 5.000%, 5/01/26 – MBIA Insured
3,500	Woodbridge Irrigation District, California, Certificates of Participation, Water Systems	7/13 at 100.00	BBB+	3,600,170
	Project, Series 2003, 5.625%, 7/01/43

13,310	Total Water and Sewer			13,859,448

$ 258,483	Total Investments (cost $240,636,014) – 100.9%			255,010,053

	Other Assets Less Liabilities – (0.9)%			(2,307,444)

	Net Assets – 100%			$252,702,609

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $240,586,053.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$14,586,483
Depreciation	(162,483)

Net unrealized appreciation (depreciation) of investments	$14,424,000

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Municipal Value Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.